Submission	Apr. 20, 2026
Submission [Line Items]
Central Index Key	0001540171
Registrant Name	Avalyn Pharma Inc.
Registration File Number	333-294932
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES